Leases - Schedule of Rights-of-Use Assets and Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Rights-of-use assets – operating lease	$ 1,213,030	$ 983,097
Rights-of-use assets and lease liabilities	1,243,293	1,020,512
Operating lease [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Rights-of-use assets – operating lease	1,213,030	983,097
Operating lease liabilities – current	466,439	405,146
Operating lease liabilities – non-current	776,854	615,366
Rights-of-use assets and lease liabilities	$ 1,243,293	$ 1,020,512